Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill [Line Items]
Beginning Balance		¥ 17,418,895	¥ 16,864,350	¥ 3,877,564
Goodwill acquired		269,679	554,541	12,986,790
Goodwill disposed in Ctrip transaction (Note 4)		(2,293,007)
Foreign currency translation adjustment		6	4	(4)
Ending Balance	$ 2,376,667	15,395,573	17,418,895	16,864,350
Search Services
Goodwill [Line Items]
Beginning Balance		10,599,677	10,466,164	125,275
Goodwill acquired		222,987	133,509	10,340,893
Foreign currency translation adjustment		6	4	(4)
Ending Balance	1,670,732	10,822,670	10,599,677	10,466,164
Transaction Services excluding Qunar
Goodwill [Line Items]
Beginning Balance		1,250,104	816,985	0
Goodwill acquired		46,692	433,119	816,985
Ending Balance	200,191	1,296,796	1,250,104	816,985
Qunar
Goodwill [Line Items]
Beginning Balance		2,293,007	2,293,007	2,293,007
Goodwill disposed in Ctrip transaction (Note 4)		(2,293,007)
Ending Balance		0	2,293,007	2,293,007
iQiyi
Goodwill [Line Items]
Beginning Balance		3,276,107	3,288,194	1,459,282
Goodwill acquired			(12,087)	1,828,912
Ending Balance	$ 505,744	¥ 3,276,107	¥ 3,276,107	¥ 3,288,194